OMB APPROVAL
OMB Number: 3235-0578
Expires: March 31, 2019
Estimated average burden
hours per response 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22328

Columbia Seligman Premium Technology Growth Fund, Inc.

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen

c/o Columbia Management Investment Advisors, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 1.0%
Media 1.0%
21st Century Fox, Inc., Class A	18,200	843,206
Walt Disney Co. (The)	20,000	2,338,800
Total		3,182,006
Total Consumer Discretionary		3,182,006
Information Technology 97.9%
Communications Equipment 5.6%
Arista Networks, Inc.(a)	4,100	1,090,026
Arris International PLC(a)	223,696	5,813,859
Cisco Systems, Inc.	129,700	6,309,905
CommScope Holding Co., Inc.(a)	16,600	510,616
Lumentum Holdings, Inc.(a)	38,600	2,314,070
Palo Alto Networks, Inc.(a)	8,900	2,004,814
Viavi Solutions, Inc.(a)	49,400	560,196
Total		18,603,486
Electronic Equipment, Instruments & Components 0.1%
Orbotech Ltd.(a)	8,938	531,275
Internet Software & Services 11.6%
Alphabet, Inc., Class A(a),(b)	11,000	13,277,880
Alphabet, Inc., Class C(a),(b)	11,024	13,156,813
Cornerstone OnDemand, Inc.(a)	45,600	2,587,800
eBay, Inc.(a)	157,600	5,203,952
Eventbrite, Inc., Class A(a)	1,950	74,042
GoDaddy, Inc., Class A(a)	5,800	483,662
LogMeIn, Inc.	44,919	4,002,283
Total		38,786,432
IT Services 7.4%
DXC Technology Co.	54,640	5,109,933
Euronet Worldwide, Inc.(a)	32,665	3,273,686
Fidelity National Information Services, Inc.	12,200	1,330,654
Pagseguro Digital Ltd., Class A(a)	110,997	3,071,287
Visa, Inc., Class A(b)	79,500	11,932,155
Total		24,717,715
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 40.0%
Advanced Energy Industries, Inc.(a)	32,800	1,694,120
Applied Materials, Inc.(b)	212,600	8,216,990
Broadcom, Inc.(b)	84,100	20,749,993
Cypress Semiconductor Corp.	180,949	2,621,951
Inphi Corp.(a)	138,764	5,270,257
Integrated Device Technology, Inc.(a),(b)	185,875	8,737,984
Intel Corp.	14,600	690,434
Lam Research Corp.(b)	140,283	21,280,931
Lattice Semiconductor Corp.(a)	510,144	4,081,152
Marvell Technology Group Ltd.(b)	473,392	9,136,466
Maxim Integrated Products, Inc.	83,359	4,700,614
Microchip Technology, Inc.	68,200	5,381,662
Micron Technology, Inc.(a),(b)	329,763	14,915,180
ON Semiconductor Corp.(a)	266,318	4,908,241
Qorvo, Inc.(a),(b)	90,897	6,989,070
Synaptics, Inc.(a),(b)	150,683	6,874,158
Teradyne, Inc.(b)	202,254	7,479,353
Total		133,728,556
Software 19.0%
Adobe Systems, Inc.(a)	6,300	1,700,685
Carbon Black, Inc.(a)	7,354	155,758
Fortinet, Inc.(a)	63,095	5,821,776
Microsoft Corp.	54,500	6,233,165
Nuance Communications, Inc.(a),(b)	651,807	11,289,297
Oracle Corp.(b)	186,000	9,590,160
SailPoint Technologies Holding, Inc.(a)	66,419	2,259,574
Salesforce.com, Inc.(a)	34,500	5,486,535
Splunk, Inc.(a)	14,558	1,760,208
Synopsys, Inc.(a),(b)	131,689	12,985,852
Tenable Holdings, Inc.(a)	839	32,620
TiVo Corp.	301,200	3,749,940
Verint Systems, Inc.(a)	33,700	1,688,370
Zynga, Inc., Class A(a)	173,300	694,933
Total		63,448,873
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 14.2%
Apple, Inc.(b)	90,600	20,452,044
Electronics for Imaging, Inc.(a)	185,316	6,315,569
NetApp, Inc.	60,400	5,187,756
Western Digital Corp.(b)	132,900	7,779,966
Xerox Corp.(b)	284,471	7,675,028
Total		47,410,363
Total Information Technology		327,226,700
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	29,700	997,326
Ooma, Inc.(a)	49,065	814,479
Total		1,811,805
Total Telecommunication Services		1,811,805
Total Common Stocks (Cost $226,841,940)		332,220,511

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(c),(d)	3,694,088	3,693,719
Total Money Market Funds (Cost $3,693,719)		3,693,719
Total Investments in Securities (Cost: $230,535,659)		335,914,230
Other Assets & Liabilities, Net		(1,773,707)
Net Assets		334,140,523

At September 30, 2018, securities and/or cash totaling $179,512,290 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(912,890)	(473)	30.00	1/17/2020	(27,958)	(36,185)
NASDAQ 100 Stock Index	Deutsche Bank	USD	(167,808,300)	(220)	7,750.00	10/19/2018	(593,255)	(856,900)
Total							(621,213)	(893,085)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(912,890)	(473)	15.00	01/17/2021	(50,669)	(58,888)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
2	Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	4,032,237	69,627,162	(69,965,311)	3,694,088	(1,995)	(148)	76,068	3,693,719
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	3,182,006	—	—	—	3,182,006
Information Technology	327,226,700	—	—	—	327,226,700
Telecommunication Services	1,811,805	—	—	—	1,811,805
Total Common Stocks	332,220,511	—	—	—	332,220,511
Money Market Funds	—	—	—	3,693,719	3,693,719
Total Investments in Securities	332,220,511	—	—	3,693,719	335,914,230
Investments in Derivatives
Liability
Options Contracts Written	(951,973)	—	—	—	(951,973)
Total	331,268,538	—	—	3,693,719	334,962,257
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Seligman Premium Technology Growth Fund, Inc.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2018